Legal Proceedings - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 12, 2019	Jul. 13, 2013	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of Commitments and Contingencies [Line Items]
Lease contract for a period		5 years	21 years
Extended long term lease contract period			10 years
Cash advances by CEMEX Colombia						$ 13,400
Interest for advances						1,200
Purchase of the assets related to the project in Colombian pesos			$ 15,100			3,000,750
Impairment loss			306,000	$ 64,000	$ 23,000
Colombian Peso [member]
Disclosure of Commitments and Contingencies [Line Items]
One Time Initial Payment			1,500	$ 1,500
Excluding MOU and the Land MOU [member]
Disclosure of Commitments and Contingencies [Line Items]
Impairment loss						$ 22,500	$ 13.4
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue	0.90%
Zomam [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue	0.80%
Concentration Risk Percentage	0.30%
Assets Contribution			$ 43,000
CEMEX Colombia [member]
Disclosure of Commitments and Contingencies [Line Items]
Number of Raw Materials Used For Production | shares			990
Annual Lease Payment			$ 15
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets			10 years
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets			15 years